Investment Objectives and Goals - Allspring Multi-Asset Funds - Classes A, C, Administrator, R6 & Institutional	Apr. 30, 2026
Absolute Return Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a positive total return.
Asset Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Real Return Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks returns that exceed the rate of inflation over the long-term.